Business Segment and Geographic Data - Schedule of Results of Operations from Business Segments (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 7,647,119		$ 3,723,644	$ 16,788,736	$ 24,096,169
Gross profit	5,493,539		2,526,948	11,790,054	16,420,905
Engineering and product development	44,000		29,000	111,000	115,000
Selling and marketing expenses	3,389,944		1,652,527	8,514,634	12,428,314
Total	5,872,213		2,611,844	12,772,811	17,809,133
Income (loss) from continuing operations	(378,674)		(84,896)	(982,757)	(1,388,228)
Loss from continuing operations before income taxes	$ (367,618)		$ (88,678)	(996,344)	(1,387,571)
Photomedex, Inc. [Member]
Net revenues				38,397,000	75,890,000
Costs of revenues				8,086,000	18,425,000
Gross profit				$ 30,311,000	$ 57,465,000
Gross profit %				78.90%	75.70%
Engineering and product development				$ 1,249,000	$ 1,313,000
Selling and marketing expenses				21,729,000	57,412,000
Impairment				3,518,000	21,481,000
Loss on sale of assets				2,574,000
Unallocated operating expense				13,233,000	17,484,000
Total				42,303,000	97,690,000
Income (loss) from continuing operations				(11,992,000)	(40,225,000)
Interest and other financing income, net				(385,000)	(1,402,000)
Loss from continuing operations before income taxes				(12,377,000)	(41,627,000)
CONSUMER [Member] | Photomedex, Inc. [Member]
Net revenues				34,331,000	67,569,000
Costs of revenues				5,862,000	14,733,000
Gross profit				$ 28,469,000	$ 52,836,000
Gross profit %				82.90%	78.20%
Engineering and product development				$ 1,045,000	$ 1,192,000
Selling and marketing expenses				19,426,000	53,184,000
Impairment		$ 3,518,000		3,518,000	15,654,000
Loss on sale of assets
Unallocated operating expense
Total				23,989,000	70,030,000
Income (loss) from continuing operations				4,480,000	(17,194,000)
Interest and other financing income, net
Loss from continuing operations before income taxes				4,480,000	(17,194,000)
PHYSICIAN RECURRING [Member] | Photomedex, Inc. [Member]
Net revenues				3,302,000	5,918,000
Costs of revenues				1,847,000	2,271,000
Gross profit				$ 1,455,000	$ 3,647,000
Gross profit %				44.10%	61.60%
Engineering and product development				$ 204,000	$ 105,000
Selling and marketing expenses				2,270,000	3,955,000
Impairment					5,827,000
Loss on sale of assets				2,574,000
Unallocated operating expense
Total				5,048,000	9,887,000
Income (loss) from continuing operations				(3,593,000)	(6,240,000)
Interest and other financing income, net
Loss from continuing operations before income taxes				(3,593,000)	(6,240,000)
PROFESSIONAL [Member] | Photomedex, Inc. [Member]
Net revenues				764,000	2,403,000
Costs of revenues				377,000	1,421,000
Gross profit				$ 387,000	$ 982,000
Gross profit %				50.70%	40.90%
Engineering and product development					$ 16,000
Selling and marketing expenses				33,000	273,000
Impairment
Loss on sale of assets
Unallocated operating expense
Total				33,000	289,000
Income (loss) from continuing operations				354,000	693,000
Interest and other financing income, net
Loss from continuing operations before income taxes				$ 354,000	$ 693,000